Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Contracts Related to Medicare Shared Savings Revenue

The Company acquired CHM and its subsidiary AHP on May 18, 2020. CHM and AHP combine to operate an ACO under the terms of the MSSP as administered by the CMS. The MSSP is a program created under the Affordable Care Act (the “ACA,” also known as “Obamacare”) designed to enhance the efficiency of healthcare provided to patients covered by Medicare. The program allows for the creation of ACOs, which are organizations that agree to take responsibility for the efficiency of healthcare services provided by a group of participating healthcare providers under Medicare. The ACO is held accountable for the efficiency of the healthcare services of its participating providers as measured against benchmarks prescribed in the MSSP and earns shared savings payments if such benchmarks are met.

The Company, via AHP, is party to a Medicare Shared Savings Program Accountable Care Organization Participation Agreement with the CMS that establishes AHP as an ACO. The agreement is effective through December 31, 2024. The Company must comply with the terms and conditions of the agreement in order to maintain its status as an ACO and generate shared savings revenue.

The Company, via CHM, is party to 33 separate participant agreements with participating providers that are members of the Company’s ACO with expiration dates through 2024. These agreements include certain restrictions and requirements to which the participating providers must adhere in order to maintain participation in the ACO.

Supplier Concentration

The Company relies on a sole supplier for the fulfillment of all of its product sales made through MOD.

Service contracts

The Company carries various service contracts on its office buildings & certain copier equipment for repairs, maintenance and inspections. All contracts are short term and can be cancelled.

Litigation

None.

Leases

Maturities of operating lease liabilities were as follows as of March 31, 2022:

2022	$284,905
2023	285,721
2024	11,877
2025	11,877
2026	11,877
2027	990
Total lease payments	607,247
Less interest	(108,043)
Present value of lease liabilities	$499,204

Employment/Consulting Agreements

The Company has employment agreements with certain of its physicians, nurse practitioners and physical therapists in the Health Services division. The agreements generally call for a fixed salary at the beginning of the contract with a transaction to performance-based pay later in the contract.

On July 1, 2016, the Company entered into an employment agreement with Dr. Michael Dent, Chief Executive Officer and a member of the Board of Directors. Dr. Dent’s employment agreement continues until terminated by Dr. Dent or the Company. If Dr. Dent’s employment is terminated by the Company (unless such termination is “For Cause” as defined in his employment agreement), then upon signing a general waiver and release, Dr. Dent will be entitled to severance in an amount equal to 12 months of his then-current annual base salary, as well as the pro-rata portion of any bonus that would be due and payable to him. In the event that Dr. Dent terminates the employment agreement, he shall be entitled to any accrued but unpaid salary and other benefits up to and including the date of termination, and the pro-rata portion of any unvested time-based options up until the date of termination.

On July 1, 2018, the Company entered into an agreement with Mr. George O’Leary, the Company’s Chief Financial Officer and a member of the Board of Directors. If Mr. O’Leary’s employment is terminated by the Company (unless such termination is “For Cause” as defined in his employment agreement), then upon signing a general waiver and release, Mr. O’Leary will be entitled to receive his base salary for a period of six months beginning on the date of termination. The agreement expires on June 30, 2022. In addition to a base salary, the agreement provided Mr. O’Leary with certain performance-based cash bonuses, stock grants, and stock option grants.

On May 18, 2020, the Company entered into separate 4-year consulting services agreements with each of the two principals of the ACO/MSO business acquired in May 2020 that call for each person to earn fixed annual consulting fees and a share of Medicare shared savings revenue, consulting revenue and overall profits generated by the underlying business.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. The Company is not aware of any such legal proceedings that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

NOTE 18 – COMMITMENTS AND CONTINGENCIES

Contracts Related to Medicare Shared Savings Revenue

The Company acquired CHM and its subsidiary AHP on May 18, 2020. CHM and AHP combine to operate an ACO under the terms of the MSSP as administered by the CMS. The MSSP is a program created under the Affordable Care Act (the “ACA,” also known as “Obamacare”) designed to enhance the efficiency of healthcare provided to patients covered by Medicare. The program allows for the creation of ACOs, which are organizations that agree to take responsibility for the efficiency of healthcare services provided by a group of participating healthcare providers under Medicare. The ACO is held accountable for the efficiency of the healthcare services of its participating providers as measured against benchmarks prescribed in the MSSP and earns shared savings payments if such benchmarks are met.

The Company, via AHP, is party to a Medicare Shared Savings Program Accountable Care Organization Participation Agreement with the CMS that establishes AHP as an ACO. The agreement is effective through December 31, 2024. The Company must comply with the terms and conditions of the agreement in order to maintain its status as an ACO and generate shared savings revenue.

The Company, via CHM, is party to 33 separate participant agreements with participating providers that are members of the Company’s ACO with expiration dates between 2020 and 2024. These agreements include certain restrictions and requirements to which the participating providers must adhere in order to maintain participation in the ACO.

Supplier Concentration

The Company relies on a sole supplier for the fulfillment of all of its product sales made through MOD, which was acquired by the Company in October 2020.

Service contracts

The Company carries various service contracts on its office buildings & certain copier equipment for repairs, maintenance and inspections. All contracts are short term and can be cancelled.

Litigation

On July 20, 2020, Empery Asset Master Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP, (“Empery”) filed a complaint against the Company in the Supreme Court of the State of New York. The Complaint alleged that the Company’s acquisition of CHM, in which the Company issued stock consideration of 2,240,838 common shares, triggered a change of control clause in warrants held by Empery that would allow Empery to demand cash value for their warrants. On January 15, 2021, Empery agreed to fully exercise warrants to purchase shares of the Company’s common stock held by them with respect to 8,000,000 warrants issued pursuant to a Securities Purchase Agreement dated July 22, 2018 (the “Empery Warrants”). The Empery Warrants were exercised pursuant to a reduction in the exercise price from $0.223 to $0.0296 via a cashless exercise provision contained in the original warrant agreements, which resulted in the issuance of 7,000,000 shares of the Company’s common stock. As a result of the exercise of the Empery Warrants, Empery and the Company entered into a stipulation of dismissal to dismiss with prejudice the litigation between Empery and the Company. Empery also agreed to a 180-day leak out provision, whereby it may not sell shares of the Company’s common stock issued pursuant to the Empery Warrant exercise after the effective date in excess of 5% of the Company’s daily trading volume for the first 90 days after issuance of the shares and 10% of the Company’s daily volume for the next 90 days. In connection with the settlement, the Company recognized litigation settlement expense and a related accrued liability of $265,714 in the year ended December 31, 2020, representing the difference in the fair value of the warrants before and after the modification in terms. During the year ended December 31, 2020, the Company recorded an additional loss on settlement of litigation and other dispute in the amount of $441,148 related to placement agent warrants issued in the same transaction that were exercised in March 2021.

On August 24, 2020, the Company entered into a settlement agreement in response to a complaint filed by Delaney Equity Group LLC seeking unpaid fees from a 2015 Advisor, Consulting and Investment Banking Agreement. Pursuant to the terms of the settlement, the Company agreed to make cash payments totaling $75,000 over a six-month period. The $75,000 was paid in full.

Leases

Maturities of operating lease liabilities were as follows as of December 31, 2021:

2022	$383,619
2023	273,844
Total lease payments	657,463
Less interest	(129,272)
Present value of lease liabilities	$528,191

Employment/Consulting Agreements

The Company has employment agreements with certain of its physicians, nurse practitioners and physical therapists in the Health Services division. The agreements generally call for a fixed salary at the beginning of the contract with a transaction to performance-based pay later in the contract.

On July 1, 2016, the Company entered into an employment agreement with Dr. Michael Dent, Chief Executive Officer and a member of the Board of Directors. Dr. Dent’s employment agreement continues until terminated by Dr. Dent or the Company. If Dr. Dent’s employment is terminated by the Company (unless such termination is “For Cause” as defined in his employment agreement), then upon signing a general waiver and release, Dr. Dent will be entitled to severance in an amount equal to 12 months of his then-current annual base salary, as well as the pro-rata portion of any bonus that would be due and payable to him. In the event that Dr. Dent terminates the employment agreement, he shall be entitled to any accrued but unpaid salary and other benefits up to and including the date of termination, and the pro-rata portion of any unvested time-based options up until the date of termination.

On July 1, 2018, the Company entered into an agreement with Mr. George O’Leary, the Company’s Chief Financial Officer and a member of the Board of Directors. If Mr. O’Leary’s employment is terminated by the Company (unless such termination is “For Cause” as defined in his employment agreement), then upon signing a general waiver and release, Mr. O’Leary will be entitled to receive his base salary for a period of six months beginning on the date of termination. The agreement expires on June 30, 2022. In addition to a base salary, the agreement provided Mr. O’Leary with certain performance-based cash bonuses, stock grants, and stock option grants.

On May 18, 2020, the Company entered into separate 4-year consulting services agreements with each of the two principals of the ACO/MSO business acquired in May 2020 that call for each person to earn fixed annual consulting fees and a share of Medicare shared savings revenue, consulting revenue and overall profits generated by the underlying business.